Administrative Class | METROPOLITAN WEST TOTAL RETURN BOND FUND
METROPOLITAN WEST TOTAL RETURN BOND FUND
INVESTMENT OBJECTIVE
The TOTAL RETURN BOND FUND (the "Fund") seeks to maximize long-term total return.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - (USD $)	Administrative Class METROPOLITAN WEST TOTAL RETURN BOND FUND Administrative
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Administrative Class METROPOLITAN WEST TOTAL RETURN BOND FUND Administrative
Management Fees		0.35%
Distribution (12b-1) Fees		0.21%
Other Expenses	[1]	0.27%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	0.84%
[1]	The Fund has adopted a Shareholder Servicing Plan pursuant to which up to 0.25% of the Fund's average daily net assets attributable to Administrative Class shares may be used to pay shareholder servicing fees, but the Adviser has undertaken to limit these expenses to 0.20% of the Fund's average daily net assets attributable to Administrative Class shares for the current fiscal year.
[2]	Total Annual Fund Operating Expenses will not correlate to the ratio of Expenses of Average Net Assets found in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund, but does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Administrative Class METROPOLITAN WEST TOTAL RETURN BOND FUND Administrative	86	268	466	1,037

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 228% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the Adviser to be of similar quality. Up to 20% of the Fund's net assets may be invested in securities rated below investment grade. The Fund also invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. Under normal conditions, the portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Adviser will focus the Fund's portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued.

Investments include various types of bonds and other securities, typically corporate bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, municipal securities, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.

Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques.

PRINCIPAL RISKS

Because the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Credit Risk:    the risk that an issuer will default in the payment of principal and/or interest on a security.

Foreign Securities Risk:    The value of the Fund's investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Securities Selection Risk:    the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers' choice of securities.

Portfolio Management Risk:    the risk that an investment strategy may fail to produce the intended results.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of declining interest rates, the Fund's higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk:    the risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund's portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

Please see "Additional Fund Information- Principal Risks" for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

ANNUAL TOTAL RETURN FOR YEAR ENDED

YEAR-TO-DATE TOTAL RETURN AS OF JUNE 30, 2011: 2.66%

Highest Performance Quarter	Lowest Performance Quarter
(quarter ended September 30, 2010)	(quarter ended December 31, 2010)
3.85%	–0.22%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2010)
Average Annual Total Returns - Administrative Class METROPOLITAN WEST TOTAL RETURN BOND FUND	1 Year	Since Inception	Inception Date
Administrative	11.18%	9.99%	Dec. 18, 2009
Administrative Return After Taxes on Distributions	9.02%	7.86%	Dec. 18, 2009
Administrative Return After Taxes on Distributions and Sale of Fund Shares	7.36%	7.31%	Dec. 18, 2009
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.56%	6.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.